Shareholder Report, Holdings (Details)	Jun. 30, 2024
Retail Class | TAV Havalimanlari Holding AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Retail Class | Anadolu Efes Biracilik Ve Malt Sanayii AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Retail Class | Coca-Cola Icecek AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Retail Class | Arch Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Retail Class | Alpha Metallurgical Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Retail Class | CONSOL Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Retail Class | AG Anadolu Grubu Holding AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Retail Class | Penske Automotive Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Retail Class | Danaos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Retail Class | Warrior Met Coal, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Retail Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Retail Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Retail Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Retail Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Retail Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Retail Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Retail Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class | TAV Havalimanlari Holding AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Institutional Class | Anadolu Efes Biracilik Ve Malt Sanayii AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Institutional Class | Coca-Cola Icecek AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Institutional Class | Arch Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Institutional Class | Alpha Metallurgical Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Class | CONSOL Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class | AG Anadolu Grubu Holding AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class | Penske Automotive Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class | Danaos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class | Warrior Met Coal, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%